BORROWINGS - Narrative (Details) - Fourth Amended and Restated Credit Agreement - Globant, LLC $ in Thousands	Jun. 18, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Restated credit agreement, additional borrowing capacity	$ 375,000
Minimum interest coverage ratio	300.00%
Unrestricted unencumbered cash and cash equivalents	$ 100
Maximum Net Leverage Ratio	350.00%
Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to variable interest rate	0.10%
Secured Overnight Financing Rate (SOFR) | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, additional adjustment to interest rate basis	1.25%
Secured Overnight Financing Rate (SOFR) | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, additional adjustment to interest rate basis	1.875%
Alternate Base Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to variable interest rate	0.25%
Alternate Base Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to variable interest rate	0.875%